DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2012
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
DISPOSAL OF ASSETS

28.	DISPOSAL OF ASSETS

In February 2010, the Company purchased the VLCC, Front Vista (renamed Dewi Maeswara), from Ship Finance for $58.5 million. The Front Vista had been chartered in by the Company. Due to the termination of the charter, a compensation fee of $0.4 million was paid to Ship Finance. In March 2010, the Company sold the Front Vista (renamed Dewi Maeswara). The sale price of $60.0 million will be settled in the payment of installments over a 10 year period and the transaction has been recorded as an investment in a sales type lease.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.9 million.

In April 2010, the Company sold the Front Voyager for $8.3 million and recognized a net gain of $0.1 million.

In January 2011, the Company sold the VLCC Front Shanghai for $91.2 million. The vessel was simultaneously leased in on a two year time charter. A gain of $13.8 million was recognized in 2011 and a gain of $7.9 million was recognized in 2012.

In February 2011, Ship Finance sold the single hull vessel Ticen Sun (ex-Front Highness) to a third party and terminated the operating lease with the Company for the vessel. The Company received a termination payment of $2.9 million and recorded a gain of $2.9 million in 2011.

In March 2011, Ship Finance sold the single hull vessel Front Ace to a third party and terminated the operating lease with the Company for the vessel. The Company received a termination payment of $2.4 million and recorded a gain of $2.4 million in 2011.

In March 2011, the Company exercised its option to purchase the VLCC Front Eagle, which was recorded as a vessel held under capital lease. The vessel was simultaneously sold for $67.0 million, with delivery in the second quarter of 2011, and leased in under a two year operating lease. A gain of $7.5 million was recognized in 2011 and a gain of $7.2 million was recognized in 2012 and a deferred gain of $2.3 million is being amortized over the remaining period of the charter.

In April 2011, Ship Finance sold the OBO carrier Front Leader to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $7.7 million. A loss on disposal of $9.3 million was recognized in 2011.

In May 2011, Ship Finance sold the OBO carrier Front Breaker to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $6.6 million. A loss on disposal of $8.5 million was recognized in 2011.

In October 2011, Ship Finance sold the OBO carrier Front Striver to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $8.1 million in 2012. A loss on disposal of $9.2 million was recognized in 2011, a further loss on disposal of $0.4 million was recognized in the second quarter of 2012 due to the write-off of inventory balances.

In October 2011, the Company sold the Suezmax Front Fighter to an unrelated third party and recognized a loss of $0.1 million in the fourth quarter of 2011. An impairment loss for this vessel of $27.1 million was recorded in the third quarter of 2011.

In November 2011, the Company sold the Suezmax Front Hunter to a related party and recognized a gain of $0.05 million in the fourth quarter of 2011. An impairment loss for this vessel of $30.6 million was recorded in the third quarter of 2011.

In December 2011, the Company sold the Suezmax Front Delta to an unrelated third party and recognized a gain of $0.01 million in the fourth quarter of 2011. An impairment loss for this vessel of $18.5 million was recorded in the third quarter of 2011.

In December 2011, the Company sold the Suezmax Front Beta to an unrelated third party and recognized a loss of $0.4 million in the fourth quarter of 2011. An impairment loss for this vessel of $20.4 million was recorded in the third quarter of 2011.

In December 2011, the Company sold 15 wholly-owned SPCs, which together owned six VLCCs (Front Kathrine, Front Queen, Front Eminence, Front Endurance, Front Cecilie and Front Signe) including one on time charter, four Suezmax tankers (Northia, Front Odin, Naticina and Front Njord) and five VLCC newbuilding contracts to Frontline 2012, a related party, and recognized a loss of $307.0 million in the fourth quarter of 2011 (see Note 4).

In March 2012, the Company sold the Suezmax Front Alfa to an unrelated third party and recognized a loss of $2.1 million in the first quarter of 2012. An impairment loss for this vessel of $24.8 million was recorded in the third quarter of 2011.

In March 2012, the Company redelivered the Titan Orion (ex-Front Duke) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $10.6 million in the first quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains".

In June 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Rider and that Ship Finance simultaneously sold the vessel. The charter party terminated on July 22, 2012. The Company recorded an impairment loss of $4.9 million in the second quarter of 2012 and recognized a loss on disposal of $0.1 million in the third quarter of 2012.

In August 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Climber and that Ship Finance simultaneously sold the vessel. The charter party terminated on October 15, 2012. The Company recorded an impairment loss of $4.2 million in the second quarter of 2012 and recognized a loss on disposal of $0.2 million in the fourth quarter of 2012.

In October 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Driver and that Ship Finance simultaneously sold the vessel. The charter party terminated on November 28, 2012. The Company recorded an impairment loss of $4.0 million in the fourth quarter of 2012 and recognized a loss on disposal of $0.8 million in the fourth quarter of 2012.

In November 2012, the Company redelivered the Ticen Ocean (ex-Front Lady) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $11.2 million in the fourth quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains".

In December 2012, the Company agreed with Ship Finance to terminate the long term charter parties for the OBO carriers Front Viewer and Front Guider. The charter party on the Front Viewer terminated on December 18, 2012 and Ship Finance simultaneously sold the vessel. The charter party on the Front Guider is expected to terminate in the first quarter of 2013 (see Note 33). As a result, the Company agreed to pay Ship Finance a termination fee of $23.5 million. The Company allocated $12.7 million of the termination payment to the Front Viewer and recorded loss of $16.5 million in the fourth quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains". $10.8 million was allocated to the Front Guider which was included as part of the lease modification (see Note 17). This resulted in a $9.1 million increase in both the asset value and lease obligation. The company recorded an impairment loss of $14.2 million in the fourth quarter of 2012 in respect of Front Guider.